Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Textual)
Cash, FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Cash, uninsured amount	1,621,012		1,621,012		277,989	$ 0
Revenues	11,432	$ 5,275	209,484	$ 14,482	265,747	93,664
Research and development expense	56,684	48,282	224,405	147,324	329,452	210,706
Advertising and marketing costs	$ 165,414	$ 260,832	$ 570,666	$ 498,583	$ 1,041,575	$ 197,372
Anti-dilutive securities shares (in Shares)	159,239,497	0	159,239,497	0	7,156,406	0
Income tax benefit, percentage			50.00%		50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful live			3 years		3 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful live			7 years		7 years